UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Carlton, Hoffferkamp & Jenks Wealth Management, LLC
Address: 10200 Grogan's Mill Road, Suite 340,
The Woodlands, TX 77382
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    James C. Carlton
Title:   Managing Director
Phone:   281-298-2700
Signature, Place, and Date of Signing:

    James C. Carlton   The Woodlands, TX   October 18, 2011

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  25,042



List of Other Included Managers:

No.  13F File Number    Name

NAME OF ISSUER            TITLE OF CLASCUSIP         VALUE (X$1000)SHARES/PSH/PINVSTMT SOLE        SHARED  NONE
EXXON MOBIL CORPORATION   COM          30231G102              2,753   37914SH  SOLE                           37914
PEPSICO INCORPORATED      COM          713448108              1,393   22519SH  SOLE                           22519
ABBOTT LABORATORIES       COM          2824100                1,392   27225SH  SOLE                           27225
CONOCOPHILLIPS            COM          20825C104              1,250   19744SH  SOLE                           19744
BRISTOL-MYERS SQUIBB CO   COM          110122108              1,077   34338SH  SOLE                           34338
A T & T INC NEW           COM          00206R102              1,058   37116SH  SOLE                           37116
VERIZON COMMUNICATIONS    COM          92343V104                948   25762SH  SOLE                           25762
DEERE & CO                COM          244199105                903   14000SH  SOLE                           14000
COCA COLA COMPANY         COM          191216100                782   11580SH  SOLE                           11580
INTEL CORP                COM          458140100                772   36200SH  SOLE                           36200
PROCTER & GAMBLE          COM          742718109                713   11293SH  SOLE                           11293
JOHNSON & JOHNSON         COM          478160104                646   10153SH  SOLE                           10153
ALLEGIANCE BANCSHARES   **COM          01748H107                627   41833SH  SOLE                           41833
COMERICA INCORPORATED     COM          200340107                606   26409SH  SOLE                           26409
ALTRIA GROUP INC          COM          02209S103                557   20805SH  SOLE                           20805
MONSANTO CO NEW DEL       COM          61166W101                525    8750SH  SOLE                            8750
FLUOR CORPORATION NEW     COM          343412102                499   10725SH  SOLE                           10725
PIEDMONT OFFICE RLTY TR CLCOM          720190206                495   30621SH  SOLE                           30621
3M COMPANY                COM          88579Y101                486    6775SH  SOLE                            6775
SCHLUMBERGER LTD       F  COM          806857108                456    7650SH  SOLE                            7650
GENERAL ELECTRIC COMPANY  COM          369604103                449   29501SH  SOLE                           29501
MC DONALDS CORP           COM          580135101                436    4975SH  SOLE                            4975
WEATHERFORD INTL LTD   F  COM          H27013103                422   34600SH  SOLE                           34600
FREEPORT MCMORAN COPPER   COM          35671D857                414   13625SH  SOLE                           13625
CLOROX COMPANY            COM          189054109                411    6200SH  SOLE                            6200
QUALCOMM INC              COM          747525103                381    7839SH  SOLE                            7839
SPDR GOLD TRUST         SPCOM          78463V107                379    2400SH  SOLE                            2400
MARKET VECTORS ETF TRUSTGOCOM          57060U100                359    6505SH  SOLE                            6505
EMERSON ELECTRIC CO       COM          291011104                347    8400SH  SOLE                            8400
POWERSHS DB MULTI SECTORPOCOM          73936B408                344   11600SH  SOLE                           11600
ALCOA INC                 COM          13817101                 330   34550SH  SOLE                           34550
WAL-MART STORES INC       COM          931142103                328    6330SH  SOLE                            6330
KINDER MORGAN ENERGY LP UNCOM          494550106                290    4249SH  SOLE                            4249
KRAFT FOODS INC           COM          50075N104                268    7982SH  SOLE                            7982
INTL BUSINESS MACHINES    COM          459200101                265    1520SH  SOLE                            1520
PROSHS ULTRASHORT LEHMANULCOM          74347R297                259   13325SH  SOLE                           13325
PFIZER INCORPORATED       COM          717081103                242   13723SH  SOLE                           13723
CUMMINS INC               COM          231021106                230    2825SH  SOLE                            2825
CHEVRON CORPORATION       COM          166764100                218    2356SH  SOLE                            2356
DU PONT E I DE NEMOUR&CO  COM          263534109                216    5414SH  SOLE                            5414
NUCOR CORP                COM          670346105                204    6450SH  SOLE                            6450
BANCO BILBAO ARGEN ADR FSPCOM          05946K101                120   14796SH  SOLE                           14796
CISCO SYSTEMS INC         COM          17275R102                192   12408SH  SOLE                           12408